Consolidated Statements of Comprehensive Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net earnings (loss)	$ 109,590	$ (227,631)
Foreign currency translation gain	2,604	2,659
Comprehensive earnings (loss)	112,194	(224,972)
Less: Comprehensive earnings attributable to non-controlling shareholders	22,331	23,979
Comprehensive earnings (loss) attributable to Company	$ 89,863	$ (248,951)